Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	THIRD AVENUE TRUST
Central Index Key	0001031661
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Feb. 28, 2014